Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Schedule of information about operating leases

	For the Nine Months Ended
	September 30,	September 30,
($ in thousands)	2024	2023
Lease cost
Operating lease cost	$113	$592
Variable lease cost	149	544
Total	$262	$1,136

	For the Nine Months Ended
	September 30,	September 30,
($ in thousands)	2024	2023
Operating cash flows from operating leases	$406	$395
Gain on lease modification	$314	$220
Weighted-average remaining lease term – operating leases	2.0	4.7
Weighted-average discount rate – operating leases	9.0%	9.1%

The following summarizes quantitative information about the Company’s operating leases:

	For the Year Ended
	December 31,	December 31,
($ in thousands)	2023	2022
Lease cost
Operating lease cost	$439	$565
Variable lease cost	467	488
Total	$906	$1,053

	For the Year Ended
	December 31,	December 31,
($ in thousands)	2023	2022
Operating cash flows from operating leases	$529	$485
Gain on lease modification	$220	$—
Weighted-average remaining lease term – operating leases	4.5	5.9
Weighted-average discount rate – operating leases	9.1%	9.1%

Schedule of Maturities of operating leases excluding short term leases

($ in thousands)	Future Lease Liability
Three months ended December 31, 2024	$127
Year ended December 31, 2025	516
Year ended December 31, 2026	439
Total	1,082
Less present value discount	(99)
Operating lease liabilities	$983

Maturities of our operating leases, excluding short-term leases, are as follows:

($ in thousands)
Year ended December 31, 2024	$723
Year ended December 31, 2025	774
Year ended December 31, 2026	703
Year ended December 31, 2027	269
Year ended December 31, 2028	274
Thereafter	303
Total	3,046
Less present value discount	(548)
Operating lease liabilities	$2,498